Income Taxes - Summary of a Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Companys Effective Tax Rate Benefit (Detail) - USD ($)	3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Tax Rate	0.44%	0.64%		0.24%	0.98%
Income tax provision (benefit) at the U.S. Federal tax rate							$ (801,014,000)	$ (783,143,000)	$ (404,937,000)
State income taxes, inclusive of valuation allowance							(256,000)	(403,000)	(5,354,000)
Withholding tax							8,350,000	13,712,000	0
Foreign rate differential							(39,240,000)	(23,087,000)	(14,355,000)
Stock-based compensation							30,567,000	13,772,000	4,251,000
Non-deductible expenses							15,056,000	13,333,000	16,196,000
Non-deductible financial instrument expense							(136,753,000)	(15,402,000)	27,768,000
Goodwill Impairment							1,492,000	39,482,000	0
Rate Change							(143,058,000)	10,259,000	5,238,000
ChinaCo Deconsolidation							286,637,000	0	0
Other, net							54,609,000	(3,298,000)	(1,775,000)
Valuation allowance							743,116,000	780,412,000	372,118,000
Income tax provision (benefit)	$ 4,015,000	$ 7,100,000	$ 7,095,000	$ 7,282,000	$ 16,115,000		$ 19,506,000	$ 45,637,000	$ (850,000)
BOWX ACQUISITION CORP [Member]
Statutory federal income tax rate						21.00%
State taxes, net of federal tax benefit						0.00%
Effective Income Tax Rate Reconciliation						(20.50%)
Change in valuation allowance						(1.00%)
Effective Tax Rate						(0.50%)
Income tax provision (benefit)						$ (22,010)